Note 6 - Vessels and Advances, Net	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Vessels and advances, net [Text block]
6.
Vessels and advances, net:

The amounts in the accompanying consolidated balance sheets are as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2020	$3,573,751	$(1,141,921)	$2,431,830
Depreciation	–	(52,262)	(52,262)
Vessel acquisitions, advances and other vessels' costs	48,609	–	48,609
Transfers and other movements	(284,454)	149,526	(134,928)
Balance, June 30, 2020	$3,337,906	$(1,044,657)	$2,293,249

During the year ended
December 31, 2019,
the Company prepaid the outstanding balances of Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co. finance lease liabilities (Note
11
) and acquired back the
2014
-built,
9,403
TEU
MSC Azov
,
MSC Ajaccio
and
MSC Amalfi
. At the same year, the Company agreed to acquire
four
secondhand containerships. During the year ended
December 31, 2019,
the Company took delivery of
three
of the aforementioned vessels the
2010
-built,
4,258
TEU
Volans
and
Vulpecula
(ex.
JPO Vulpecula
) and the
2009
-built,
4,258TEU
Vela
. The
fourth
vessel, the
JPO Virgo
, was delivered in
January 2020.

During the
six
-month period ended
June 30, 2020,
the Company sold the vessel
Neapolis
and recognized a gain of
$10,
which is separately reflected in Gain / (Loss) on sale / disposal of vessels, net in the accompanying
2020
consolidated statement of operations.
During the
six
-month period ended
June 30, 2020,
the Company recorded an impairment loss in relation to
five
of its vessels in the amount of
$31,577
(including
$693
transferred from Deferred charges, net). The fair values of the five
vessels were determined through Level
2
inputs of the fair value hierarchy (Note
19
).

On
December 26
,
2019
and
December 31, 2019,
the Company decided to make arrangements to sell the vessels
Neapolis
and
Zagora
, respectively. At these dates, the Company concluded that all the criteria required by the relevant accounting standard, ASC
360
-
10
-
45
-
9,
for the classification of the
two
vessels as “held for sale” were met. As of
December 31, 2019,
the amount of
$4,908,
separately reflected in Vessels held for sale in the
2019
consolidated balance sheet, represents the fair market value of the vessels based on the vessels' estimated sale price, net of commissions (Level
2
inputs of the fair value hierarchy).

On
May 21, 2020,
on
June 10, 2020
and
June 29, 2020,
the Company decided to make arrangements to sell the vessels
Kokura, Kawasaki
and
Singapore Express
, respectively. At these dates, the Company concluded that all the criteria required by the relevant accounting standard, ASC
360
-
10
-
45
-
9,
for the classification of the
three
vessels as “held for sale” were met.

As of
June 30, 2020,
the amount of
$27,038,
separately reflected in Vessels held for sale in the consolidated balance sheet, represents the fair market value of the vessels
Zagora
,
Kokura
,
Kawasaki
and
Singapore Express
based on their estimated sale price, net of commissions (Level
2
inputs of the fair value hierarchy). The difference between the estimated fair value less cost to sell of the vessel and the vessel's carrying value, amounting to
$79,197
(including
$33
transferred from Deferred charges, net), was recorded in the six
-month period ended
June 30, 2020,
and is separately reflected as Loss on vessels held for sale in the accompanying
2020
statement of operations.

During the
six
-month period ended
June 30, 2019,
the Company sold the vessels
MSC Pylos
and
Piraeus
and recognized an aggregate loss of
$18,420,
which is separately reflected in Gain / (Loss) on sale / disposal of vessels, net in the accompanying
2019
consolidated statement of operations.
During the
six
-month period ended
June 30, 2019,
the Company recorded an impairment loss in relation to
two
of its vessels in the amount of
$3,042
(including
$1,548
transferred from Deferred charges, net), in the aggregate, and is separately reflected in Vessels impairment loss in the
2019
consolidated statement of operations.

Forty-
eight
of the Company's vessels, with a total carrying value of
$1,583,492
as of
June 30, 2020,
including
three
of the vessels held for sale discussed above, have been provided as collateral to secure the long-term debt discussed in Note
10.
This excludes the
four
vessels under the sale and leaseback transactions described in Note
11,
the
five
newbuild vessels discussed above, the
five
vessels acquired under the Share Purchase Agreement (Note
9
) with York and
two
unencumbered vessels.